Auditors' Fee (Tables)	12 Months Ended
Dec. 31, 2023
Auditors' Fee
Schedule of auditors fees expenses

	Year Ended December 31,
	2023	2022	2021
EY
Audit services	20,951	13,369	6,235
Other audit activities	900	3,370	2,105
Tax advice	—	—	73
Total	21,851	16,739	8,413

KPMG
Audit services	—	—	472
Other audit activities	—	—	1,178
Total	—	—	1,650

Other auditors
Audit services	—	—	471
Other audit activities	—	—	79
Total	—	—	550

Total Audit Fee	21,851	16,739	10,613